FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)		3 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Aug. 13, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Marketable Securities held in Trust Account		$ 118,577,540		$ 118,577,540	$ 116,728,213
Marketable Securities held in trust account					116,728,213
Estimated fair value of public warrants transferred from level 3 measurement to level 1 measurement					4,052,888
Change in fair value of warrant liability	$ 437,816	(270,488)	$ 680,914	(3,431,576)	(5,621,902)
Gain loss on fair value of warrants		5,200		4,200
Proceeds from working capital loan		239,000		378,000
Derivative warranty liability	9,864,941
Private placement warrants	$ 5,216,750	$ 42,976		$ 42,976	$ 190,151